Accounts Receivable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
10.
Accounts receivable

As at	December 31, 2024	December 31, 2023
Trade receivables	24,548	20,849
Other receivables	3,570	6,210
	28,118	27,059

The Company has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. Refer to note 34 for credit risk disclosures.